SCHEDULE OF CONTRACT RECEIVABLE (Details) - USD ($)	May 31, 2026	May 31, 2025
Credit Loss [Abstract]
Contract receivable	$ 2,703,590	$ 2,200,351
Less: allowance for expected credit losses	(54,819)	(81,698)
Contract receivable, net	$ 2,648,771	$ 2,118,653